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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended December 31, 2009

If amended report check here          |_|           Amended Number:  1

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        February 15, 2010  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            96
                                              --------------

Form 13F Information Table Value Total:        $1,429,075
                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
COLUMN 1           COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5     COLUMN 6   COLUMN 7  COLUMN 8
--------------------------------------------- ----------- ----------  --------  ------------
                                                                                 VOTING  AUTHORITY
                                                                                ------------
                   TITLE OF          VALUE    SHARES/     INVESTMENT    OTHER
NAME OF ISSUER       CLASS  CUSIP    [X$1000] PRN AMT     DISCRETION  MANAGERS    SOLE     SHARED  NONE
--------------------------------------------- ----------  ----------  --------  ------------------ ----
3M Company            COM   88579Y101    49539     599236    SOLE                   X
8X8 Inc New Com       COM   282914100       67      45000    SOLE                   X
AVX Corp.             COM   002444107      291      23000    SOLE                   X
AllianceBernstein H   COM   01881g106      309      11000    SOLE                   X
American Express      COM   025816109    34002     839140    SOLE                   X
Answers Corp Com      COM   03662X100      493      56351    SOLE                   X
Applied Materials     COM   038222105    53661    3849397    SOLE                   X
Arctic Cat Inc.       COM   039670104     2656     289985    SOLE                   X
Automatic Data Proc   COM   053015103    42919    1002305    SOLE                   X
Big Lots              COM   089302103      243       8400    SOLE                   X
CAPITAL GOLD CORP C   COM   14018Y106       92     102700    SOLE                   X
CDI Corp.             COM   125071100    13020    1005393    SOLE                   X
CPI Corp.             COM   125902106     9490     772777    SOLE                   X
CYPRESS SEMICONDUCT   COM   232806109      185      17500    SOLE                   X
Cabot Corp            COM   127055101      315      12000    SOLE                   X
Capstead Mtg Corp C   COM   14067E506      151      11070    SOLE                   X
Carmax Inc            COM   143130102     7627     314514    SOLE                   X
Castle A M & Co       COM   148411101      155      11325    SOLE                   X
Cintas Corp           COM   172908105    10277     394204    SOLE                   X
Cirrus Logic          COM   172755100     1014     148649    SOLE                   X
Coca Cola             COM   191216100    70852    1243015    SOLE                   X
Colgate-Palmolive     COM   194162103    58796     715710    SOLE                   X
Comcast Corp Cl A     COM   20030N200    22138    1382787    SOLE                   X
Corning Inc.          COM   219350105      224      11600    SOLE                   X
Cost Plus Inc         COM   221485105      132     129440    SOLE                   X
Cytomedix Inc         COM   23283B204       12      30000    SOLE                   X
Delcath Systems Inc   COM   24661P104       72      14000    SOLE                   X
Dell Inc              COM   24702R101    53989    3759703    SOLE                   X
DuPont                COM   263534109    21939     651595    SOLE                   X
Emerson Elec Co       COM   291011104    23371     548619    SOLE                   X
Entropic Communicat   COM   29384r105      468     152445    SOLE                   X
Ethan Allen Interio   COM   297602104     9772     728184    SOLE                   X
FedEx Corporation     COM   31428X106     8358     100151    SOLE                   X
Financial Select Se   COM   81369Y605    36453    2531459    SOLE                   X
Frontier Oil Corp     COM   35914P105    14794    1228744    SOLE                   X
G-III Apparal Group   COM   36237H101      514      23735    SOLE                   X
Gannett Co Inc.       COM   364730101    15532    1045900    SOLE                   X
General Electric      COM   369604103    30146    1992459    SOLE                   X
General Mills Inc.    COM   370334104    16931     239105    SOLE                   X
General Steel Holdi   COM   370853103      561     127275    SOLE                   X
HI-TECH PHARMACAL I   COM   42840B101      424      15100    SOLE                   X
Harbin Electric Inc   COM   41145W109      321      15620    SOLE                   X
Hhgregg, Inc          COM   42833L108      459      20829    SOLE                   X
Hutchinson Tech Inc   COM   448407106    20105    1959593    SOLE                   X
InfoSpace Inc         COM   45678T300      861     100455    SOLE                   X
Intel Corp            COM   458140100    33385    1636521    SOLE                   X
Johnson & Johnson     COM   478160104     1021      15856    SOLE                   X
LECG Corp             COM   523234102      910     304508    SOLE                   X
LTX-Credence Corp     COM   502403108      256     143600    SOLE                   X
Lawson Products       COM   520776105     1496      84741    SOLE                   X
Learning Tree         COM   522015106     2071     173420    SOLE                   X
LivePerson Inc        COM   538146101      654      93795    SOLE                   X
Lowes Cos             COM   548661107      220       9405    SOLE                   X
MDC Hldgs             COM   552676108    24983     804867    SOLE                   X
MEMC Electronic Mat   COM   552715104    33240    2440544    SOLE                   X
MENTOR GRAPHICS COR   COM   587200106      481      54425    SOLE                   X
MICRUS ENDOVASCULAR   COM   59518V102      993      66195    SOLE                   X
Magellan Health Ser   COM   559079207      257       6300    SOLE                   X
Marsh & McLennan      COM   571748102    44048    1994925    SOLE                   X
Masco Corp            COM   574599106    43449    3146193    SOLE                   X
Maxwell Technologie   COM   577767106    21534    1207055    SOLE                   X
Medizone              COM   585013105       22      65000    SOLE                   X
Microsoft Corp        COM   594918104   111830    3668957    SOLE                   X
NBTY Inc              COM   628782104      261       6000    SOLE                   X
Newport Corp.         COM   651824104    18552    2018750    SOLE                   X
News Corp Class A     COM   65248E104    26404    1928705    SOLE                   X
Northgate Minerals    COM   666416102      795     258140    SOLE                   X
OPLINK COMMUNICATIO   COM   68375Q403      417      25445    SOLE                   X
Pacific Sunwear       COM   694873100     3870     972306    SOLE                   X
Par Pharm             COM   69888P106      514      18990    SOLE                   X
Paychex Inc.          COM   704326107    17522     571859    SOLE                   X
Penney (J.C.)         COM   708160106     5711     214600    SOLE                   X
PepsiCo Inc.          COM   713448108      341       5611    SOLE                   X
Pool Corp             COM   73278L105      200      10467    SOLE                   X
Procter & Gamble      COM   742718109    22034     363423    SOLE                   X
Proshares TR PSHS U   COM   74347R834      622      24700    SOLE                   X
Proshares Tr Pshs S   COM   74347R826      686      15475    SOLE                   X
RELM WIRELESS CORP    COM   759525108      149      47500    SOLE                   X
Schawk Inc            COM   806373106      440      32380    SOLE                   X
Schweitzer-Mauduit    COM   808541106      253       3600    SOLE                   X
Skyworks Solutions    COM   83088M102      263      18500    SOLE                   X
Staples Inc.          COM   855030102      442      17975    SOLE                   X
Telvent GIT SA        COM   E90215109      226       5800    SOLE                   X
Texas Instruments     COM   882508104    27312    1048051    SOLE                   X
Toll Brothers Inc     COM   889478103     5392     286680    SOLE                   X
Triquint Semiconduc   COM   89674K103      136      22730    SOLE                   X
Tucows Inc            COM   898697107       59      87450    SOLE                   X
United Parcel Servi   COM   911312106    27036     471262    SOLE                   X
UnitedHealth Group    COM   91324P102    74647    2449048    SOLE                   X
Unitrin Inc           COM   913275103      273      12400    SOLE                   X
Wal-Mart Stores Inc   COM   931142103    78363    1466108    SOLE                   X
Walgreen Co.          COM   931422109    57297    1560368    SOLE                   X
Walt Disney           COM   254687106    50760    1573947    SOLE                   X
Wells Fargo & Co      COM   949746101    52517    1945792    SOLE                   X
Xyratex Ltd           COM   G98268108      534      40110    SOLE                   X
ev3 Inc               COM   26928A200      467      35030    SOLE                   X